Balance Sheet Accounts and Supplemental Disclosures - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Inventory [Line Items]
Long-term contracts at average cost	$ 267.4	$ 256.4	$ 262.4
Progress payments	(208.5)	(209.9)	(213.1)
Total long-term contract inventories	58.9	46.5	49.3
Work in progress	0.3	0.4	0.2
Total other inventories	0.3	0.4	0.2
Inventories	$ 59.2	$ 46.9	$ 49.5